Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss)/profit	¥ 607,717	$ 88,110	¥ (1,574,080)	¥ (663,869)
Adjustments to reconcile net (loss)/profit to net cash used in operating activities:
Depreciation of property, equipment and software	22,837	3,311	17,906	12,892
Amortization of intangible assets	139	20	186	173
Fair value change of warrant				150,685
Share of results of equity method investee				15
Share-based compensation expense	112,026	16,242	226,161	227,828
Loss from disposal of property and equipment	1,378	200	548	178
(Gain)/loss from disposals of subsidiaries	0	0	252	(180)
Loss from early termination of lease	2,173	315
Allowance for doubtful debts	23,501	3,408
Impairment loss and others	(9,737)	(1,411)	40,501
Changes in operating assets and liabilities:
Accounts receivable	(42,819)	(6,208)	(104,052)	(286,839)
Contract assets	39,824	5,774	255,050	(230,862)
Prepaid expense and other assets	85,101	12,338	254,815	(385,554)
Amount due from/to related parties	(8,205)	(1,190)	10,424	3,918
Deferred revenue	(803)	(116)	(21,214)	347
Insurance premium payables	(168,367)	(24,411)	77,702	287,089
Deferred tax assets	5,674	823	(11,840)
Deferred tax liabilities	16,152	2,342	(213,121)	49,514
Accrued expenses and other current liabilities	85,024	12,327	(52,025)	47,400
Right of use assets, net	28,615	4,149	1,613	(10,974)
Operating lease liabilities	(34,525)	(5,006)	(5,478)	21,131
Net cash (used in)/provided by operating activities	765,705	111,017	(1,096,652)	(777,108)
Cash flows from investing activities:
Purchase of property, equipment and software	(11,884)	(1,723)	(35,659)	(26,709)
Disposal of property, equipment and software	902	131	27
Purchase of intangible assets			(816)
Purchase of short-term investments	(17,083,380)	(2,476,857)	(13,054,640)	(1,282,428)
Proceeds from maturity of short-term investments	17,023,969	2,468,243	12,253,325	110,000
Prepaid investments	(69,426)	(10,066)
Purchase of long-term investments			(9,900)
Acquisitions of subsidiaries, net of cash acquired			765	(28,710)
Disposal of subsidiaries, net of cash disposed				8,355
Loans to related parties				(1)
Repayment of loans to related parties				1,792
Net cash used in investing activities	(139,819)	(20,272)	(846,898)	(1,217,701)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net				2,048,986
Proceeds from initial public offering, net of offering cost			2,133,437
Proceeds from exercise of share option	9,729	1,411	2,971	2,073
Payment for share repurchase	(67,022)	(9,717)	(16,546)
Principal payments under finance lease obligation	(164)	(24)	(192)	(169)
Net cash provided by/(used in) financing activities	(57,457)	(8,330)	2,119,670	2,050,890
Effect of exchange rate changes on cash and cash equivalents	37,723	5,469	(14,086)	(26,884)
Net increase in cash and cash equivalents and restricted cash	606,152	87,884	162,034	29,197
Total cash and cash equivalents and restricted cash at beginning of year	1,485,383	215,360	1,323,349	1,294,152
Total cash and cash equivalents and restricted cash at end of year	2,091,535	303,244	1,485,383	1,323,349
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	1,574,171		817,719	1,061,962
Restricted cash	517,364		667,664	261,387
Total cash and cash equivalents and restricted cash at end of year	2,091,535	303,244	1,485,383	1,323,349
Supplemental disclosure of cash flow information
Cash paid for income tax	1,701	247	2,532	704
Supplemental disclosure of non-cash investing and financing activities
Accrued expenses and other current liabilities related to purchase of property and equipment	¥ 38	$ 6	¥ 71	1,203
Issuance of preferred share upon conversion of warrant				¥ 226,876